Shareholders' Equity (Tables)	12 Months Ended
Oct. 31, 2012
Shareholders' Equity [Abstract]
Schedule Of Share Repurchases

Fiscal years ended	Shares
October 31,	repurchased	Cost
2012	267,000	$1,176,661
2011	183,025	846,287
2010	142,823	425,345